Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining
			Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,312,105.36

Principal:
Principal Collections	$19,656,785.05
Prepayments in Full	$9,600,159.06
Liquidation Proceeds	$27,334.57
Recoveries	$0.00
Sub Total	$29,284,278.68
Collections:	$31,596,384.04

Purchase Amounts:
Purchase Amounts Related to Principal	$38,209.01
Purchase Amounts Related to Interest	$183.62
Sub Total	$38,392.63

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,634,776.67

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	2
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,634,776.67
Servicing Fee	$712,565.15	$712,565.15	$0.00	$0.00	$30,922,211.52
Interest - Class A-1 Notes	$17,587.58	$17,587.58	$0.00	$0.00	$30,904,623.94
Interest - Class A-2 Notes	$235,612.50	$235,612.50	$0.00	$0.00	$30,669,011.44
Interest - Class A-3 Notes	$272,566.67	$272,566.67	$0.00	$0.00	$30,396,444.77
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$30,316,907.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,316,907.27
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$30,273,737.69
Second Priority Principal Payment	$3,308,905.17	$3,308,905.17	$0.00	$0.00	$26,964,832.52
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$26,915,856.19
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,915,856.19
Regular Principal Payment	$75,703,846.97	$26,915,856.19	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$31,634,776.67

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$3,308,905.17
Regular Principal Payment					$26,915,856.19
Total					$30,224,761.36
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$30,224,761.36	$215.89	$17,587.58	$0.13	$30,242,348.94	$216.02
Class A-2 Notes	$0.00	$0.00	$235,612.50	$0.86	$235,612.50	$0.86
Class A-3 Notes	$0.00	$0.00	$272,566.67	$0.87	$272,566.67	$0.87
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$30,224,761.36	$35.90	$697,450.16	$0.83	$30,922,211.52	$36.73

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$79,012,752.14	0.5643768	$48,787,990.78	0.3484856
Class A-2 Notes	$274,500,000.00	1.0000000	$274,500,000.00	1.0000000
Class A-3 Notes	$314,500,000.00	1.0000000	$314,500,000.00	1.0000000
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$780,822,752.14	0.9275522	$750,597,990.78	0.8916477

Pool Information
Weighted Average APR	2.991%	2.976%
Weighted Average Remaining Term	53.40	52.68
Number of Receivables Outstanding	32,728	31,850
Pool Balance	$855,078,182.47	$825,717,627.12
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$787,639,319.00	$760,673,846.97
Pool Factor	0.9353358	0.9032195

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$65,043,780.15
Targeted Overcollateralization Amount	$85,847,749.25
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$75,119,636.34

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	2

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	57	$38,067.66
(Recoveries)	0	$0.00
Net Loss for Current Collection Period		$38,067.66
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.0534%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0002%
Prior Collection Period			0.0002%
Current Collection Period			0.0544%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		141	$38,335.35
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$38,335.35
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0042%

Average Realized Loss for Receivables that have experienced a Realized Loss			$271.88
Average Net Loss for Receivables that have experienced a Realized Loss			$271.88

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.33%	96	$2,763,639.08
61-90 Days Delinquent	0.07%	16	$606,535.47
91-120 Days Delinquent	0.00%	1	$10,422.48
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.41%	113	$3,380,597.03

Repossession Inventory:
Repossessed in the Current Collection Period		4	$143,467.80
Total Repossessed Inventory		7	$274,117.96

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0000%
Prior Collection Period		0.0336%
Current Collection Period		0.0534%
Three Month Average		0.0290%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.0747%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	2

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer